Condensed Financial Statements of Parent Company (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income tax and equity in undistributed net income of subsidiary									$ 6,877	$ 5,605	$ 4,573
Income tax benefit									1,783	1,343	1,060
Net income	1,346	1,201	1,312	1,235	1,104	1,122	1,021	1,015	5,094	4,262	3,513
Parent Company
Interest and dividends from ChoiceOne Bank									2,399	1,710	1,695
Interest and dividends from other securities									19	16	7
Other income									1		33
Total income									2,419	1,726	1,735
Other expenses									98	89	81
Income before income tax and equity in undistributed net income of subsidiary									2,321	1,637	1,654
Income tax benefit									31	29	16
Income before equity in undistributed net income of subsidiary									2,352	1,666	1,670
Equity in undistributed net income of subsidiary									2,742	2,596	1,843
Net income									$ 5,094	$ 4,262	$ 3,513